Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 3 - INVENTORIES:

	December 31
	2023	2022
	U.S. dollars in thousands
Work in process	6,176	9,870
Finished goods	7,660	13,946
	13,836	23,816

Inventories write-downs amounted to $1,097 thousand, $23 thousand and $0 thousand during the years ended December 31, 2023, 2022 and 2021, respectively.